Offerings	Jun. 29, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate offering price or principal amount of debt securities, preferred stock, common stock, warrants, depositary shares and units that may be issued in the event Jabil Inc. elects to offer fractional interests in preferred stock and units that include two or more of these securities, as may from time to time be issued at indeterminate prices, is being registered hereby. Also includes such indeterminate principal amount or number of debt securities, preferred stock or common stock as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, warrants, or convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Jabil Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, Jabil Inc. will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.